Segmental analysis - Results by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment revenues
Sales and other operating revenues	$ 189,185	$ 210,130	$ 241,392
Less: sales and other operating revenues between segments	0	0	0
Third party sales and other operating revenues	189,185	210,130	241,392
Earnings from joint ventures and associates – after interest and tax	1,993	898	2,530
Segment results
Replacement cost profit (loss) before interest and taxation	11,785	28,584	16,688
Inventory holding gains (losses)	(488)	(1,236)	1,351
Profit (loss) before interest and taxation	11,297	27,348	18,039
Finance costs	(4,683)	(3,840)	(2,703)
Net finance expense relating to pensions and other post-retirement benefits	168	241	69
Profit (loss) before taxation	6,782	23,749	15,405
Other income statement items
Depreciation, depletion and amortization	16,622	15,928	14,318
Charges for provisions, net of write-back of unused provisions, including change in discount rate	2,963	2,333	4,077
Segment assets
Investments in joint ventures and associates	20,032	20,249	20,601
Additions to non-current assets	27,139	22,701	30,125
US
Segment revenues
Third party sales and other operating revenues	58,804	60,577	71,118
Other income statement items
Depreciation, depletion and amortization	6,747	5,618	4,624
Non-US
Segment revenues
Third party sales and other operating revenues	130,381	149,553	170,274
Other income statement items
Depreciation, depletion and amortization	9,875	10,310	9,694
Operating segments | gas & low carbon energy
Segment revenues
Sales and other operating revenues	32,628	50,297	56,255
Less: sales and other operating revenues between segments	(1,585)	(1,808)	(5,913)
Third party sales and other operating revenues	31,043	48,489	50,342
Earnings from joint ventures and associates – after interest and tax	504	(677)	148
Segment results
Replacement cost profit (loss) before interest and taxation	3,569	14,080	14,696
Inventory holding gains (losses)	0	1	(8)
Profit (loss) before interest and taxation	3,569	14,081	14,688
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	38	139	(234)
Segment assets
Investments in joint ventures and associates	4,733	4,173	5,299
Additions to non-current assets	11,029	4,859	4,439
Operating segments | gas & low carbon energy | US
Other income statement items
Depreciation, depletion and amortization	95	96	75
Operating segments | gas & low carbon energy | Non-US
Other income statement items
Depreciation, depletion and amortization	4,740	5,584	4,933
Operating segments | oil production & operations
Segment revenues
Sales and other operating revenues	25,637	24,904	33,193
Less: sales and other operating revenues between segments	(23,237)	(23,708)	(30,294)
Third party sales and other operating revenues	2,400	1,196	2,899
Earnings from joint ventures and associates – after interest and tax	1,100	1,164	1,609
Segment results
Replacement cost profit (loss) before interest and taxation	10,789	11,191	19,721
Inventory holding gains (losses)	(9)	0	(7)
Profit (loss) before interest and taxation	10,780	11,191	19,714
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	92	35	213
Segment assets
Investments in joint ventures and associates	10,730	10,721	11,370
Additions to non-current assets	7,296	7,384	15,098
Operating segments | oil production & operations | US
Other income statement items
Depreciation, depletion and amortization	4,421	3,554	3,141
Operating segments | oil production & operations | Non-US
Other income statement items
Depreciation, depletion and amortization	2,376	2,138	2,423
Operating segments | customers & products
Segment revenues
Sales and other operating revenues	155,401	160,215	188,623
Less: sales and other operating revenues between segments	(317)	(367)	(1,418)
Third party sales and other operating revenues	155,084	159,848	187,205
Earnings from joint ventures and associates – after interest and tax	393	427	248
Segment results
Replacement cost profit (loss) before interest and taxation	(1,560)	4,230	8,869
Inventory holding gains (losses)	(479)	(1,237)	1,366
Profit (loss) before interest and taxation	(2,039)	2,993	10,235
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	2,602	2,007	3,955
Segment assets
Investments in joint ventures and associates	4,561	5,327	3,875
Additions to non-current assets	7,769	9,383	9,541
Operating segments | customers & products | US
Other income statement items
Depreciation, depletion and amortization	2,142	1,883	1,328
Operating segments | customers & products | Non-US
Other income statement items
Depreciation, depletion and amortization	1,815	1,665	1,542
Consolidation adjustment and eliminations
Segment revenues
Sales and other operating revenues	(26,771)	(27,943)	(38,978)
Less: sales and other operating revenues between segments	26,771	27,943	38,978
Third party sales and other operating revenues	0	0	0
Earnings from joint ventures and associates – after interest and tax	0	0	0
Segment results
Replacement cost profit (loss) before interest and taxation	(25)	(14)	139
Inventory holding gains (losses)	0	0	0
Profit (loss) before interest and taxation	(25)	(14)	139
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	0	0	0
Segment assets
Investments in joint ventures and associates	0	0	0
Additions to non-current assets	0	0	0
Consolidation adjustment and eliminations | US
Other income statement items
Depreciation, depletion and amortization	0	0	0
Consolidation adjustment and eliminations | Non-US
Other income statement items
Depreciation, depletion and amortization	0	0	0
other businesses & corporate
Segment revenues
Sales and other operating revenues	2,290	2,657	2,299
Less: sales and other operating revenues between segments	(1,632)	(2,060)	(1,353)
Third party sales and other operating revenues	658	597	946
Earnings from joint ventures and associates – after interest and tax	(4)	(16)	525
Segment results
Replacement cost profit (loss) before interest and taxation	(988)	(903)	(26,737)
Inventory holding gains (losses)	0	0	0
Profit (loss) before interest and taxation	(988)	(903)	(26,737)
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	231	152	143
Segment assets
Investments in joint ventures and associates	8	28	57
Additions to non-current assets	1,045	1,075	1,047
other businesses & corporate | US
Other income statement items
Depreciation, depletion and amortization	89	85	80
other businesses & corporate | Non-US
Other income statement items
Depreciation, depletion and amortization	$ 944	$ 923	$ 796